GMO Strategic Opportunities Allocation Fund Average Annual Total Returns - Class III			12 Months Ended	60 Months Ended	120 Months Ended	247 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	[1]		24.80%	9.05%	8.41%	7.37%
Performance Inception Date		May 31, 2005
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.39%	5.59%	6.02%	5.29%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.57%	6.03%	6.04%	5.38%
GMO Strategic Opportunities Allocation Index (Fund benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.60%	9.01%	9.73%	7.61%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.09%	12.15%	12.17%	8.82%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		7.30%	(0.36%)	2.01%	3.18%

[1]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.94% to 2024 annual performance.
[2]	This is a composite index that provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite index.
[3]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.